Income from operations - Sales composition (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from operations [Abstract]
Sales from goods		€ 13,974	€ 13,568	€ 13,175
Sales from services		3,477	3,478	3,215
Sales from royalties		329	375	416
Sales	[1]	€ 17,780	€ 17,422	€ 16,806

[1]	The sales are reported based on country of destination.